Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net Loss	$ (1,117,586)	$ (2,218,062)	$ (1,755,042)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Depreciation and amortization	388,319	307,563	301,368
Gains on withdrawal of Right-of-use lease assets	(53,816)
Bad debt expense	144,520		(7,237)
Gain on disposal of subsidiaries	(26,049)
Change in operating assets and liabilities:
Account receivable, net	17,009	(415,749)
Prepaid expenses		123,896	40,281
Inventories, net	1,124,567	(1,195,104)	(207,488)
Other current assets	(176,613)	(21,551)	(5,819)
Advances to suppliers, net	361,443	(58,015)	(579,778)
Rent deposit	44,347		(41,407)
Deferred offering costs		(339,727)	(312,936)
Accounts payable	(4,123,850)	4,198,669	790,113
Contract liabilities	(4,251,510)	3,570,025	1,339,505
Tax payable	33,690	(98,610)	(21,268)
Lease liability	(256,432)	(227,221)	(199,286)
Accrued expenses and other current liabilities	(799,545)	1,225,660	249,925
Net cash provided by (used in) operating activities	(8,691,506)	4,851,774	(409,069)
Cash flows from investing activities:
Investment in loan receivable		(26,500,000)
Proceeds from the investment in loan receivable	26,500,000
Short term investment		72,420	(72,371)
Purchase of plant and equipment	(81,197)	(27,705)	(80,573)
Net cash provided by (used in) investing activities	26,418,803	(26,455,285)	(152,944)
Cash flows from financing activities:
(Payment to) proceeds from related parties loans	(750,490)	1,005,461	107,976
IPO proceeds due to related party		4,999,550
Proceeds from borrowings	455,756
Proceeds from initial public offering		21,500,450
Capital contributions	1,408,013	166,565	896,958
Net cash provided by financing activities	1,113,279	27,672,026	1,004,934
Effect of changes of foreign exchange rate on cash	765,792	413,155	4,014
Net increase in cash	19,606,368	6,481,670	446,935
Cash and cash equivalents at the Beginning of financial year	7,027,964	546,294	99,359
Cash and cash equivalents at the end of financial year	26,634,332	7,027,964	546,294
SUPPLEMENTARY CASH FLOW INFORMATION:
Deferred offering cost reduces additional paid-in capital		$ 652,871